SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE COOKING RESTAURANT CHAIN CO., LTD. (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 PARENT COMPANY CNY	Dec. 31, 2013 PARENT COMPANY CNY	Dec. 31, 2012 PARENT COMPANY CNY
CONDENSED FINANCIAL INFORMATION OF PARENT
Operating costs and expenses					(23,052)	(18,991)	(19,505)
Income from operations	3,636	22,560	33,833	27,381	(23,052)	(18,991)	(19,505)
Other income, net	733	4,549	893	19,808	673	956	472
Equity in earnings of subsidiaries					60,333	57,585	94,669
Net income attributable to Country Style Cooking Restaurant Chain Co., Ltd.	6,117	37,954	39,550	75,636	37,954	39,550	75,636
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	20	127	(810)	(62)	127	(1,977)	(69)
Comprehensive income	$ 6,137	38,081	38,740	75,574	38,081	37,573	75,567